Fair value measurement - Fair value disclosed (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial instruments
Total	$ (5,425)	$ (5,329)
Loans
Financial instruments
Financial assets at amortised cost	1,875	1,826
Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(6,404)	(6,383)
Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(500)	(501)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(396)	(271)
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Total	(5,680)	(5,884)
Assets and liabilities at amortised cost for which fair value is disclosed | Loans
Financial instruments
Financial assets at amortised cost	2,245	2,026
Assets and liabilities at amortised cost for which fair value is disclosed | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(7,029)	(7,178)
Assets and liabilities at amortised cost for which fair value is disclosed | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(500)	(501)
Assets and liabilities at amortised cost for which fair value is disclosed | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(396)	(231)
Discontinued US operations
Financial instruments
Total	(4,057)	(5,497)
Discontinued US operations | Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Total	$ (4,061)	(5,516)
Continuing and discontinued operations
Financial instruments
Total		(10,826)
Continuing and discontinued operations | Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Total		$ (11,400)